SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	6 Months Ended
Jun. 30, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	789
Weighted average remaining contractual life (years)	1 year 9 months
Weighted average exercise price | $ / shares	$ 155.8
Number of stock options exercisable | shares	789
Weighted average exercise price exercisable | $ / shares	$ 155.8
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding | shares	789
Weighted average remaining contractual life (years)	1 year 9 months
Weighted average exercise price | $ / shares	$ 155.8
Number of stock options exercisable | shares	789
Weighted average exercise price exercisable | $ / shares	$ 155.8